FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$9,469	$9,469	$-	$-
Amounts due to related parties	28	28	-	-
Minimum rental and lease payments	850	105	347	398
Note Payable	5,000	5,000
Finance lease obligations	1,819	1,043	776	-
Total	$17,166	$15,645	$1,123	$398

Schedule Of Foreign Currency Risk
	December 31, 2022		December 31, 2021
	MXN	CDN	MXN	CDN
Cash	$4,097	$250	$3,576	$1,450
Due from related parties	1,402	-	-	-
Long-term investments	-	2,365	-	4,976
Reclamation bonds	-	4	-	6
Amounts receivable	-	34	-	33
Accounts payable and accrued liabilities	(85,486)	(108)	(57,604)	(211)
Due to related parties	-	(135)	-	(206)
Finance lease obligations	(161)	(343)	(1)	(394)
Net exposure	(80,148)	2,067	(54,029)	5,654
US dollar equivalent	$(4,136)	$1,526	$(2,363)	$(4,054)

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$11,245	$-	$-
Amounts receivable	-	2,672	-
Long-term investments	1,746	-	-
Total financial assets	$12,991	$2,672	$-
Financial liabilities
Warrant liability	-	-	(475)
Total financial liabilities	$-	$-	$(475)